Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Summary of Preferred Shares Outstanding
Preferred Shares: The table below presents a summary of preferred shares outstanding as of December 31, 2021.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Dividend Rate
Series A	8.75% Cumulative Redeemable Perpetual	November 10, 2021	795,878	$ 25	$7,959	8.75% per annum of the Liquidation Preference per share

Total			795,878		$7,959

(1)	There are no issuance costs.
The table below presents a summary of preferred shares outstanding as of December 31, 2022.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Dividend Rate
Series A	8.75% Cumulative Redeemable Perpetual	November 10, 2021	795,878	$25	$7,959	8.75% per annum of the Liquidation Preference per share

Series B	Series B Preferred Shares	October 21, 2022	16,000	0.01	160	No dividend rights

			811,878		$$8,119

(1)	There are no issuance costs.

Schedule Of Number of common shares to be issued upon exercise of remaining warrants
As of December 31, 2022, the number of common shares that can potentially be issued under outstanding warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	43,000
Class B	11,802,000
Class C	78,278,862
Class D	31,150,000

Total	121,273,862